Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

6.           Leases

The Company has operating leases for office facilities. These operating leases expire at various dates through 2026 with options to renew at the Company’s discretion. The Company does not currently plan to exercise renewal options.

The components of lease expense for the year ended December 31, 2020 were as follows:

	Classification	2020
Operating fixed lease cost	Selling, general and administrative expenses	$2,126,662
Operating variable lease cost	Selling, general and administrative expenses	238,205
Total lease cost		$2,364,867

6.           Leases (continued)

Under ASC 840, the Company recorded rent expense of $2,005,583 for the year ended December 31, 2019. Lease expense for the years ended December 31, 2020 and 2019 contains $359,776 and $79,360, respectively, of expense related to short-term leases. Variable lease expense for both years includes excess common area maintenance, electricity, and taxes.

Other information related to leases was as follows:

2020
Supplemental cash flow
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$2,495,972
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$4,095,709
Weighted average remaining lease term (years):
Operating leases	2.24
Weight average discount rate:
Operating leases	6.50%

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases
2021	$1,462,045
2022	801,800
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,518
Total future minimum lease payments	2,677,637
Less imputed interest	(197,263)
Total	$2,480,374
Reported as of December 31, 2020:
Accrued expenses and other liabilities	$1,352,537
Operating lease liabilities	1,127,837
Total	$2,480,374

As discussed in Note 2, the Company elected the modified retrospective approach. The modified retrospective approach recognizes the effects of initially applying the new leases standard as a cumulative effect adjustment to accumulated deficit as of the adoption date. Under this election, the provisions of ASC 840 apply to the accounting and disclosures for lease arrangements in the comparative periods in an entity’s financial statements. Therefore, included below is the prior period information as reported under ASC 840.

6.           Leases (continued)

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

2020	$2,325,562
2021	1,360,130
2022	752,532
2023	124,068
2024	127,790
Thereafter	142,618
Total	$4,832,700

In March 2021, the Company entered into an operating lease agreement to lease office space commencing in July 2021 through October 2024 totaling $1,578,821.

The Company subleases two of its office facilities to third parties under the same terms and conditions as the original lease agreements and has elected the practical expedient to combine lease and non-lease components as a single lease component under ASC 842 guidance.

In 2020, the Company wrote-off sublease receivables totaling $312,940 against sublease income due to the Subtenants inability to pay.

Sublease income for the year ended December 31, 2020 was as follows:

2020
Sublease income
Fixed	$709,283
Variable	4,971
Total sublease income	$714,254

The undiscounted cash flows for contractual subleases as of December 31, 2020 were as follows:

2021	$666,740
2022	823,900
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,517
Total	$1,904,431